Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Schedule of Financing Expenses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of Details of Statements of Profit or Loss and Other Comprehensive Income Loss [Abstract]
Swap interest		€ 270		€ 206
Debentures interest and related expenses	2,155	4,696		2,604
Interest on loans	1,518	2,325	[1]	2,330
Consumer price index in Israel for loan		102		171
Bank charges and other commissions	576	585		210
Forward loss		513
Interest on lease liability	494	341	[1]
Loss from exchange rate differences, net	2,119	2,045
Total financing expenses	€ 6,862	€ 10,877		€ 5,521

[1]	Reclassification